Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 5: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2013	December 31, 2012
Accounts receivable	$ 24,155	$ 31,266
Less: Provision for losses on accounts receivables	(2,652	) (2,144)

Accounts receivable, net	$ 21,503	$ 29,122

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2011	$ (978)	$ (492)	$ —	$ (1,470)
Year ended December 31, 2012	$ (1,470)	$ (747)	$ 73	$ (2,144)
Year ended December 31, 2013	$ (2,144)	$ (567)	$ 59	$ (2,652)
See Note 2(r) for a discussion of credit risk. For the year ended December 31, 2013, two customers accounted for 18.5% and 10.7% of the Company's revenue. For the year ended December 31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company's revenue and for the year ended December 31, 2011, three customers accounted for 18.1%, 10.2% and 10.0% of the Company's revenue.